Convertible Note Payable (PIK Notes) (Tables)	9 Months Ended
Sep. 30, 2020
Convertible Notes Payable [Member]
Schedule of Maturity Date of Notes

As of September 30, 2020 and December 31, 2019, the Company owes $1,597,500 and $420,000 on the outstanding Convertible Notes, respectively.

Maturity Date of Notes for Twelve Months Ending September 30,	Amount due
2021	$-
2022	-
2023	-
2024	1,597,500
2025	-
Total	$1,597,500

Convertible Notes Payable - Related Party [Member]
Schedule of Maturity Date of Notes

As of September 30, 2020 and December 31, 2019, the Company owes $400,000 and $250,000 on the outstanding notes, respectively, held by related parties.

Maturity Date of Notes for Twelve Months Ending September 30,	Amount due
2021	$-
2022	-
2023	-
2024	400,000
2025	-
Total	$400,000